COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Anti-Dilution Agreements

Pursuant to our agreement with Air Lease Corporation entered into in January 2017, in consideration of the services to be provided by Air Lease Corporation, we issued to Air Lease Corporation 7,700,000 shares of common stock representing 10% of our common stock outstanding at that date. The agreement with Air Lease Corporation provides full ratchet anti-dilution protection to Air Lease Corporation. As a result, each time we issue additional shares of common stock or shares of another class or series of capital stock, we will issue to Air Lease Corporation without further consideration additional shares of our common stock or other class or series of capital stock so that Air Lease Corporation will continue to own 10% of the outstanding shares of common stock and each other class or series of capital stock. Through February 28, 2018, we had issued 9,058,652 shares of common stock to Air Lease Corporation and were obligated to issue an additional 582,687 shares of common stock.

Pursuant to our agreement with Jet Midwest Group, LLC entered into in October 2016, in consideration of the services to be provided by Jet Midwest Group, LLC, we issued to Jet Midwest Group, LLC 1,250,000 shares of common stock representing 1.6% of our common stock outstanding at that date. The agreement with Jet Midwest Group, LLC provides full ratchet anti-dilution protection to Jet Midwest Group, LLC. As a result, each time we issue additional shares of common stock or shares of another class or series of capital stock, we will issue to Jet Midwest Group, LLC without further consideration additional shares of our common stock or other class or series of capital stock so that Jet Midwest Group, LLC will continue to own 1.6% of the outstanding shares of common stock and each other class or series of capital stock. Through February 28, 2018, we had issued 1,449,172 shares of common stock to Jet Midwest Group, LLC and were obligated to issue an additional 93,543 shares of common stock. Jet Midwest Group, LLC has sought protection from creditors under the bankruptcy code. The Company is evaluating how and whether the bankruptcy will impact its obligation to continue issuing shares to Jet Midwest Group, LLC.

Consulting agreement

On July 31, 2017, the Company engaged Brighton Capital, Ltd. (“Brighton”) for a three (3) year term to render strategic advisory services. Pursuant to our agreement with Brighton, in consideration of the services to be provided by Brighton, we are to issue 410,000 shares of common stock and 1,000,000 warrants over a three-year term. We issued 50,000 shares of common stock and 100,000 warrants upon execution of this agreement, and are to issue 10,000 shares of common stock and 25,000 warrants per month for thirty-six (36) months, with the first issuance beginning August 1, 2017. Through February 28, 2018, we had issued 120,000 shares of common stock and 275,000 warrants to purchase common stock to Brighton. The warrants, as issued, shall immediately vest and have a term of five (5) years with an exercise price of $1.90 per share. The warrants have a cashless exercise feature that can be utilized if the shares underlying the warrants cannot be resold under an effective registration statement filed with the Securities and Exchange Commission by March 1, 2018.

Other

On August 3, 2016, we acquired from Apcentive, Inc. (“Apcentive”) all of Apcentive’s right, title and interest in and to U.S. Patent No. 6,285,878 B1 and all related supporting materials, continuations, amendments, updates and contemplated updates and amendments and the trademark “Infinitus Super HighwaySM.” In consideration for the patent and the trademark, we issued a number of shares of our common stock to Apcentive and agreed to pay Apcentive a future royalty equal to 1.5% of the net cash we receive from the promotion, marketing, sale, licensing, distribution and other exploitation of the patent. We are further required to issue an additional 20 million shares of common stock to Apcentive if we do not spend, on matters relating to the patent and trademark, a cumulative total of $8 million on or before August 3, 2019. The purchase agreement requires that we spend at least $1 million on or before August 3, 2017 (which goal has been met), a total of at least $2 million on or before August 3, 2018 (which goal has been met) and a total of at least $5 million on or before August 3, 2019. As of February 28, 2018, the Company has not made a contingency for these events, but has expensed these costs, as incurred, which have exceeded the commitment.

Lease Commitment

In June 2016, we signed a lease agreement that commenced on July 1, 2016 for our corporate office headquarters with approximately 1,500 square feet, at 4115 Guardian Street, Simi Valley, California 93063. The lease expired on August 31, 2017 and our monthly rent was $1,750 (plus HVAC charges), payable in equal monthly installments. In August 2017, the lease was extended by two years commencing September 1, 2017 at $1,803 per month (plus HVAC charges) for the first year and $1,857 per month (plus HVAC charges) for the second year.

On February 1, 2018, the Company signed an operating lease for a residence to be used by our Chief Executive Officer, located in Moorpark, California. The lease term commenced on February 1, 2018 and expires on January 31, 2019. Our monthly rent is $4,510, payable in equal monthly installments. On February 1, 2018, the Company prepaid the $54,120, for the full term of the lease. As at February 28, 2018, we recognized $49,610 as a prepaid expense.

Total net rent expense related to our operating leases for the six months ended February 28, 2018 and 2017, was $25,010 and $4,100 respectively.

Future minimum payments under the non-cancelable portion of our operating leases as of February 28, 2018 are as follows:

Year ending August 31,
2018	$10,818
2019	22,284
Total	$33,102

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Anti-Dilution Agreements

Pursuant to our agreement with Air Lease Corporation entered into in January 2017, in consideration of the services to be provided by Air Lease Corporation, we issued to Air Lease Corporation 7,700,000 shares of common stock representing 10% of our common stock outstanding at that date. The agreement with Air Lease Corporation provides full anti-dilution protection to Air Lease Corporation. As a result, each time we issue additional shares of common stock or shares of another class or series of capital stock, we will issue to Air Lease Corporation without further consideration additional shares of our common stock or other class or series of capital stock so that Air Lease Corporation will own 10% of the outstanding shares of common stock and each other class or series of capital stock. Through August 31, 2017, we had issued 8,665,140 shares of common stock to Air Lease Corporation and were obligated to issue an additional 393,512 shares of common stock.

Pursuant to our agreement with Jet Midwest Group , LLC entered into in October 2016, in consideration of the services to be provided by Jet Midwest Group , LLC , we issued to Jet Midwest Group , LLC 1,250,000 shares of common stock representing 1.6% of our common stock outstanding at that date. The agreement with Jet Midwest Group , LLC provides full anti-dilution protection to Jet Midwest Group , LLC . As a result, each time we issue additional shares of common stock or shares of another class or series of capital stock, we will issue to Jet Midwest Group , LLC without further consideration additional shares of our common stock or other class or series of capital stock so that Jet Midwest Group , LLC will own 1.6% of the outstanding shares of common stock and each other class or series of capital stock. Through August 31, 2017, we had issued 1,250,000 shares of common stock to Jet Midwest Group , LLC and were obligated to issue an additional 199,172 shares of common stock. Jet Midwest Group, LLC has since sought protection from creditors under the bankruptcy code. The Company is evaluating how and whether the bankruptcy will impact our obligation to continue issuing shares to Jet Midwest Group, LLC.

Consulting agreement

On July 31, 2017, the Company engaged Brighton Capital, Ltd. (“Brighton”), for a three (3) year term, to render strategic advisory services. Pursuant to our agreement with Brighton, in consideration of the services to be provided by Brighton, we are to issue 410,000 shares of common stock and 1,000,000 warrants over a three year term. We issued 50,000 shares of common stock and 100,000 warrants upon execution of this agreement, and are to issue 10,000 shares of common stock and 25,000 warrants per month for thirty-six (36) months, with the first issuance beginning August 1, 2017. Through August 31, 2017, we had issued 60,000 shares of common stock and 125,000 warrants to Brighton. The warrants, as issued, shall immediately vest and have a term of five (5) years with an exercise price of $1.90. The warrants will have a cashless feature if the shares underlying the warrants are not effective for resale by March 1, 2018.

Other

On August 3, 2016, we acquired from Apcentive, Inc. (“Apcentive”) all of Apcentive’s right, title and interest in and to U.S. Patent No. 6,285,878 B1 and all related supporting materials, continuations, amendments, updates and contemplated updates and amendments and the trademark “Infinitus Super HighwaySM.” In consideration for the patent and the mark, we issued a number of shares of our common stock to Apcentive and agreed to pay Apcentive a future royalty equal to 1.5% of the net cash we receive from the promotion, marketing, sale, licensing, distribution and other exploitation of the patent. We are further required to issue an additional 20 million shares of common stock to Apcentive if we do not spend, on matters relating to the patent and trademark, a cumulative total of $8 million on or before August 3, 2019. The purchase agreement requires that we spend at least $1 million on or before August 3, 2017 (which goal has been met), a total of at least $2 million on or before August 3, 2018 (which goal has been) and a total of at least $5 million on or before August 3, 2019. As of August 31, 2017, the Company has not made a contingency for these events, but has expensed these costs as incurred which have exceeded the commitment.

Lease Commitment

In June 2016 and commencing July 1, 2016, we signed a lease agreement for our corporate office headquarters with approximately 1,500 sq ft., at 4115 Guardian Street, Simi Valley, California 93063. The lease expired on August 31, 2017 and our monthly rent was $1,750 (plus HVAC charges), payable in equal monthly installments. In August 2017, the lease was extended by two years commencing September 1, 2017 at $1,803 per month (plus HVAC charges) for the first year and $1,857 per month (plus HVAC charges) for the second year.

On February 1, 2017, the Company signed an operating lease for a residence to be used by our Chief Executive Officer, located in Moorpark, California. The lease term commences on February 1, 2017 and expires on January 31, 2018. Our monthly rent is $4,100, payable in equal monthly installments. On February 1, 2017, the Company prepaid the $49,200, for the full term of the lease. As at August 31, 2017, we recognize $19,800 as a prepaid expense.

Total net rent expense related to our operating leases for the year ended August 31, 2017, 2016 and 2015, was $57,521, $1,750 and $0 respectively.

Future minimum payments under the non-cancelable portion of our operating leases as of August 31, 2017 are as follows:

Years ending August 31,
2018	$42,136
2019	22,284
2020	-
2021	-
2022	-
Thereafter	-
Total	$64,420